KANSAS CITY LIFE INSURANCE COMPANY

Kansas City Life Variable Life Separate Account

Supplement dated March 11, 2021 to the Prospectuses dated May 1, 2020 for the

Century II Variable Universal Life Insurance Contract
Century II Alliance Variable Universal Life Insurance Contract
Century II Survivorship Variable Universal Life Insurance Contract
Century II Heritage Survivorship Variable Universal Life Insurance Contract
Century II Accumulator Variable Universal Life Insurance Contract

Effective April 1, 2021, the Prospectuses are amended as follows:

Under the heading THE FUNDS, replace the fourth paragraph with the following:

The American Century VP Mid Cap Value Fund Subaccount was closed to new investors beginning May 1, 2015. As of April 1, 2021, it is no longer closed and is open to new investors.

Under the heading TRANSFER PRIVILEGE, the first bullet point is removed.

THIS SUPPLEMENT SHOULD BE READ CAREFULLY TOGETHER WITH THE PROSPECTUS, AND BOTH DOCUMENTS SHOULD BE KEPT TOGETHER FOR FUTURE REFERENCE.